UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

  Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:
(212) 697-6666

Date of fiscal year end:  3/31/14

Date of reporting period: 9/30/14

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report September 30, 2014

Hawaiian Tax-Free Trust “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Hawaii investors since 1985

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

•	Example 1 assumes a hypothetical investment from age 19 through age 26.

•	Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Hawaiian Tax-Free Trust and reinvest your dividends. To do so, please contact your investment professional or the Trust’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Trust, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Trust prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197

This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (60.5)%	and Fitch	Value

	City and County of Honolulu, Hawaii,
	Prerefunded to 07/01/15 @ 100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR/AA+	$7,996,685
8,270,000	5.000%, 07/01/21 NPFG/ FGIC
	Insured	Aa1/NR/AA+	8,566,397
1,000,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa1/NR/AA+	1,035,840
	City and County of Honolulu, Hawaii,
	Series A
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,399,240
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,977,700
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,821,650
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,798,050
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,242,700
	City and County of Honolulu, Hawaii,
	Series A
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,304,230
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 07/01/15
	@100
5,000,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	5,179,200
5,000,000	5.000%, 07/01/22 NPFG Insured	Aa1/NR/AA+	5,179,200
12,000,000	5.000%, 07/01/28 NPFG Insured	Aa1/NR/AA+	12,430,080
7,000,000	5.000%, 07/01/29 NPFG Insured	Aa1/NR/AA+	7,250,880
	City and County of Honolulu, Hawaii,
	Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR/AA+	2,230,440
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,848,000
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,592,794
	City and County of Honolulu, Hawaii,
	Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,358,218
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	6,067,950
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,431,000
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,618,300
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,553,300
	City and County of Honolulu, Hawaii,
	Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,786,800
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,414,690
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,369,250

1 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City and County of Honolulu, Hawaii,
	Series C, Prerefunded to 07/01/15
	@100
$6,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR/AA+	$6,981,562
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
2,595,000	5.000%, 07/01/22 AGM - CR/ NPFG
	Insured	Aa1/AA/NR	2,688,005
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 07/01/15
	@100
3,750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR/AA+	3,884,400
6,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	6,297,907
	City and County of Honolulu, Hawaii,
	Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	4,120,935
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,489,799
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,666,622
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	10,028,224
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,616,976
	City and County of Honolulu, Hawaii,
	Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,893,000
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,903,450
	City and County of Honolulu, Hawaii,
	Series F, Prerefunded to 07/01/15
	@100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC
	Insured	Aa1/NR/AA+	1,037,700
5,335,000	5.250%, 07/01/20 NPFG/ FGIC
	Insured	Aa1/NR/AA+	5,536,130
	City and County of Honolulu, Hawaii,
	Refunding, Series F, Prerefunded to
	07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC
	Insured	Aa1/NR/AA+	1,553,760
	City and County of Honolulu, Hawaii,
	Board of Water Supply System,
	Refunding Series A
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-/AA+	3,168,145
	City and County of Honolulu,
	Hawaii, Water Utility Refunding and
	Improvement, ETM, Collateral: U.S.
	Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR/NR	1,120,203

2 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	County of Hawaii
$1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	$2,189,678
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,600,967
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,323,882
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,764,771
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	4,204,990
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,923,223
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,246,487
	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	603,960
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,203,070
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,197,450
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,877,180
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,184,720
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,177,630
	County of Hawaii, Series A
1,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	1,958,428
	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,238,380
	County of Hawaii Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,743,075
	County of Kauai, Hawaii, Series A,
	Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC
	Insured	Aa2/AA/AA-	1,039,850
1,555,000	5.000%, 08/01/24 NPFG/ FGIC
	Insured	Aa2/AA/AA-	1,616,967
1,500,000	5.000%, 08/01/25 NPFG/ FGIC
	Insured	Aa2/AA/AA-	1,559,775
1,000,000	5.000%, 08/01/28 NPFG/ FGIC
	Insured	Aa2/AA/AA-	1,039,850
1,000,000	5.000%, 08/01/29 NPFG/ FGIC
	Insured	Aa2/AA/AA-	1,039,850
	County of Kauai, Hawaii, 2005-
	Series A, Prerefunded to 08/01/15
	@ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA-/NR	878,673
1,080,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA-/NR	1,123,038

3 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	County of Kauai, Hawaii, 2005-
	Series A, Prerefunded to 08/01/15
	@ 100 (continued)
$1,300,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA-/NR	$1,351,805
890,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA-/NR	925,467
	County of Kauai, Hawaii, 2005-
	Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC
	Insured	Aa2/AA/NR	742,334
930,000	5.000%, 08/01/17 NPFG/ FGIC
	Insured	Aa2/AA/NR	965,470
760,000	5.000%, 08/01/18 NPFG/ FGIC
	Insured	Aa2/AA/NR	788,926
510,000	5.000%, 08/01/19 NPFG/ FGIC
	Insured	Aa2/AA/NR	529,278
	County of Kauai, Hawaii, Refunding,
	Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,087,380
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,615,828
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,368,675
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,063,720
970,000	3.000%, 08/01/25	Aa2/AA/AA-	994,531
600,000	3.000%, 08/01/26	Aa2/AA/AA-	611,760
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,554,079
345,000	5.000%, 08/01/29	Aa2/AA/AA-	399,320
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,054,800
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,024,380
	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+/AA+	1,268,588
	County of Maui, Hawaii, Prerefunded
	to 03/01/15 @100
180,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	183,571
515,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	525,218
	County of Maui, Hawaii, Unrefunded
	Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	834,719
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	600,419

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	County of Maui, Hawaii Series 2014
$1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	$2,287,999
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,937,486
	County of Maui, Hawaii, Series A
	Prerefunded to 07/01/16 @ 100
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+/AA+	1,245,839
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+/AA+	810,180
	County of Maui, Hawaii, Refunding,
	Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,442,210
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,233,813
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,652,573
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA/AA	7,123,608
	State of Hawaii
5,000,000	5.000%, 07/01/16 AMBAC Insured	Aa2/AA/AA	5,179,600
	State of Hawaii, Prerefunded to
	05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	820,706
	State of Hawaii, Prerefunded to
	10/01/14 @100
5,000,000	5.000%, 10/01/22 NPFG Insured	Aa2/AA/NR	5,000,000
	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC
	Insured	Aa2/AA/NR	3,219,450
	State of Hawaii, Series DE Prerefunded
	to 10/01/14 @100
13,760,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA/AA	13,760,000
240,000	5.000%, 10/01/21 NPFG Insured	Aa2/AA-/NR	240,000
2,500,000	5.000%, 10/01/24 NPFG Insured	Aa2/AA/NR	2,500,000
	State of Hawaii, Series DF Prerefunded
	to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA/NR	3,625,440
7,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA/NR	7,256,059
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR/NR	3,102,341
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR/NR	3,511,498
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA/NR	1,667,702
10,510,000	5.000%, 07/01/24 AMBAC Insured	Aa2/AA/NR	10,886,678
	State of Hawaii, Series DF
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA/AA	5,140,300
	State of Hawaii, Series DG, Refunding
2,000,000	5.000%, 07/01/17 AMBAC Insured	Aa2/AA/AA	2,068,000

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State of Hawaii, Series DI, Prerefunded
	to 03/01/16 @100
$5,000,000	5.000%, 03/01/20 AGM Insured	Aa2/AA/NR	$5,331,400
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA/NR	2,932,270
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA/NR	5,331,400
	State of Hawaii, Series DJ
5,000,000	5.000%, 04/01/23 AGM - CR/ AMBAC
	Insured	Aa2/AA/NR	5,504,550
	State of Hawaii, Series DJ, Prerefunded
	to 04/01/17 @100
2,535,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,818,109
	State of Hawaii, Series DJ, Unrefunded
	Balance
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/AA	2,713,743
	State of Hawaii, Series DK
1,000,000	5.000%, 05/01/20	Aa2/AA/AA	1,132,300
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA/AA	1,153,490
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA/AA	11,747,200
	State of Hawaii, Series DY, Refunding
725,000	5.000%, 02/01/16	Aa2/AA/AA	770,218
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,458,438
	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA/AA	1,780,275
7,500,000	5.000%, 12/01/26	Aa2/AA/AA	8,999,550
5,000,000	5.000%, 12/01/28	Aa2/AA/AA	5,926,400
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,449,947
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,624,305
	State of Hawaii, Series EA
1,600,000	5.000%, 12/01/16	Aa2/AA/AA	1,758,208
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,445,388
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	6,084,500
1,000,000	5.000%, 11/01/24	Aa2/AA/AA	1,202,890
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,187,450
	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,732,095
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,789,110
	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,626,390

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State of Hawaii, Series EL, Refunding
$2,000,000	5.000%, 08/01/23	Aa2/AA/AA	$2,436,280
	Total General Obligation Bonds		472,312,962

	Revenue Bonds (37.5%)

	Airport (4.7%)
	State of Hawaii Airport System
	Revenue Refunding, AMT
14,000,000	5.000%, 07/01/21	A2/A/A	16,569,280
5,000,000	5.000%, 07/01/22	A2/A/A	5,791,350
1,500,000	5.000%, 07/01/23	A2/A/A	1,713,360
3,000,000	5.000%, 07/01/24	A2/A/A	3,410,850
	State of Hawaii Airport System
	Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A/A	1,363,497
1,000,000	5.250%, 07/01/23	A2/A/A	1,177,890
1,000,000	5.250%, 07/01/27	A2/A/A	1,151,460
	State of Hawaii Airport System
	Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A/A	2,262,400
3,000,000	5.000%, 07/01/22	A2/A/A	3,498,420
	Total Airport		36,938,507

	Education (3.9%)
	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,370,100
	University of Hawaii
2,000,000	5.000%, 10/01/23 AGC-ICC NPFG
	Insured	Aa2/AA/NR	2,130,520
	University of Hawaii, Revenue
	Refunding, Series A
760,000	5.000%, 10/01/15	Aa2/A+/AA	796,533
	University of Hawaii, Revenue
	Refunding, Series A
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,062,980
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	5,112,928
	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,101,890
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,186,070
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,776,708
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+/NR	1,000,100

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Education (continued)
	University of Hawaii, Series A-2
	(continued)
$500,000	4.000%, 10/01/15	Aa2/A+/AA	$519,070
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,199,329
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,374,448
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,120,380
	Total Education		30,751,056

	Housing (1.1%)
	Hawaii State Department of Hawaiian
	Home Lands
500,000	5.000%, 04/01/15	A1/NR/A	509,465
715,000	5.000%, 04/01/17	A1/NR/A	770,563
1,000,000	5.500%, 04/01/20	A1/NR/A	1,120,010
	State of Hawaii Housing Finance
	and Development Corp., Iwilei
	Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,020,180
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
1,940,000	4.500%, 01/01/26 FNMA/GNMA
	Collateralized	Aaa/AA+/AAA	2,052,617
	State of Hawaii Housing Finance and
	Development Corp. Multifamily
	Revenue, Halekauwila Place,
	Series 2012A
2,000,000	0.700%, 12/01/15 FHA insured	NR/AA+/NR	2,000,260
	Total Housing		8,473,095

	Medical (2.6%)
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue (Hawaii Pacific Health)
	Series A
150,000	5.000%, 07/01/19	A2/A-/A-	172,171
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue Refunding Queens Health
	System, Series A VRDO*, weekly reset
14,040,000	0.050%, 07/01/29 Bank of America
	LOC	VMIG1/A-1/NR	14,040,000

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Medical (continued)
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue Refunding Queens Health
	System, Series B, VRDO* weekly reset
$2,000,000	0.050%, 07/01/29 Bank of America
	LOC	VMIG1/A-1/NR $	2,000,000
	Hawaii State Department of Budget
	and Finance, Special Purpose Revenue
	(Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB	3,877,052
	Total Medical		20,089,223

	Transportation (10.2%)
	State of Hawaii Harbor System,
	Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,160,460
4,000,000	5.625%, 07/01/40	A2/A+/A+	4,529,760
	State of Hawaii Harbor System,
	Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	5,144,158
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,517,672
	State of Hawaii Harbor System,
	Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA/A+	2,073,240
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,462,792
	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,103,740
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,140,150
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,986,229
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	6,114,186
	State of Hawaii Highway Revenue,
	Series A Prerefunded to 07/01/15
	@ 100
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+/AA	1,035,840
	State of Hawaii Highway Revenue,
	Series A
500,000	5.000%, 01/01/20	Aa2/AA+/AA	591,535
750,000	5.000%, 01/01/21	Aa2/AA+/AA	898,973
1,250,000	5.000%, 01/01/22	Aa2/AA+/AA	1,511,062
1,000,000	5.000%, 01/01/23	Aa2/AA+/AA	1,220,990
500,000	5.000%, 01/01/24	Aa2/AA+/AA	617,460
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,848,750

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	State of Hawaii Highway Revenue,
	Series A
$6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	$6,957,900
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,734,065
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,578,512
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,482,077
	State of Hawaii Highway Revenue,
	Series B Prerefunded to 07/01/15
	@100
2,385,000	5.000%, 07/01/16 AGM Insured	Aa2/AA+/AA	2,470,478
	Total Transportation		79,180,029

	Utility (0.6%)
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue (Hawaiian Electric
	Company, Inc.), Series A
4,965,000	5.500%, 12/01/14 AMBAC Insured	Baa1/BBB-/NR	4,976,469

	Water & Sewer (14.4%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/AA+	5,339,500
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Prerefunded to 07/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,148,478
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/AA+	4,780,346
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water System,
	Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,306,003
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,450,649
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,757,589
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,466,269
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,966,930
	City and County of Honolulu, Hawaii,
	Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/AA-/NR	418,211

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (continued)
$220,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/AA-/NR	$226,908
240,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AA-/NR	247,373
	City and County of Honolulu, Hawaii,
	Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,923,229
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,916,083
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,059,360
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,262,400
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR/AA-	3,196,170
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A
1,000,000	5.000%, 07/01/20	Aa2/NR/AA	1,168,180
2,455,000	5.000%, 07/01/21	Aa2/NR/AA	2,842,154
2,800,000	5.000%, 07/01/22	Aa2/NR/AA	3,233,216
3,300,000	5.000%, 07/01/23	Aa2/NR/AA	3,805,692
2,500,000	5.000%, 07/01/24	Aa2/NR/AA	2,876,925
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded
	to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC
	Insured	Aa2/AA-/NR	3,071,266
1,605,000	5.000%, 07/01/22 NPFG/ FGIC
	Insured	Aa2/AA-/NR	1,662,523
1,760,000	5.000%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AA-/NR	1,823,078
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series B-1
	Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR/AA-	1,443,126
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR/AA-	2,082,853
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR/AA-	2,191,980
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2009 A
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,241,762

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
$7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	$8,071,180
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A
2,000,000	5.000%, 07/01/29	Aa2/NR/AA	2,311,880
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,151,420
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,146,180
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,713,675
4,000,000	5.000%, 07/01/37	Aa2/NR/AA	4,516,560
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,806,400
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	3,031,550
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,183,460
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,203,700
	Total Water & Sewer		112,044,258
	Total Revenue Bonds		292,452,637
	Total Municipal Bonds
	(cost $725,959,511)		764,765,599

	Investment Company (0.4%)
Shares
	Dreyfus Tax Exempt Cash
	Management - Institutional Shares
3,000,000	0.00% ††† (cost $3,000,000)	NR/AAA/NR	3,000,000

	Total Investments (cost $728,959,511 -
	note 4)	98.4%	767,765,599
	Other assets less liabilities	1.6	12,382,847
	NET ASSETS	100.0%	$780,148,446

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Portfolio†
Aaa or VMIG1 of Moody’s or AAA of S&P	2.7%
Pre-Refunded bonds††/Escrowed to Maturity bonds	22.3
Aa of Moody’s or AA of S&P/Fitch	64.1
A of Moody’s or S&P/Fitch	9.7
Baa of Moody’s and BBB of Fitch	1.2
100.0%

PORTFOLIO ABBREVIATIONS:

AGC – Assured Guaranty Insurance	FNMA – Federal National Mortgage Association
AGM – Assured Guaranty Municipal Corp.	GNMA – Government National Mortgage Association
AMBAC – American Municipal Bond Assurance Corporation	ICC – Insured Custody Certificate
AMT – Alternative Minimum Tax	LOC – Letter of Credit
CR – Custodial Receipts	NPFG – National Public Finance Guarantee
ETM – Escrowed to Maturity	NR – Not Rated
FGIC – Financial Guaranty Insurance Co.	TCRS – Transferable Custodial Receipts
FHA – Federal Housing Administration	VRDO – Variable Rate Demand Obligation
FHLMC – Federal Home Loan Mortgage Corporation

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Seven-day yield as of September 30, 2014.

*	Variable rate demand obligations (“VRDOs”) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

See accompanying notes to financial statements.

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited)

ASSETS
Investments at value (cost $728,959,511)	$767,765,599
Cash	3,479,063
Interest receivable	9,125,620
Receivable for Trust shares sold	758,727
Other assets	58,176
Total assets	781,187,185
LIABILITIES
Dividends payable	342,537
Advisory and Administrative fees payable	288,345
Payable for Trust shares redeemed	192,803
Distribution and service fees payable	21,886
Accrued expenses payable	193,168
Total liabilities	1,038,739
NET ASSETS	$780,148,446
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$677,193
Additional paid-in capital	749,413,835
Net unrealized appreciation on investments (note 4)	38,806,088
Accumulated net realized loss on investments	(8,748,670)
	$780,148,446
CLASS A
Net Assets	$677,238,298
Capital shares outstanding	58,787,995
Net asset value and redemption price per share	$11.52
Maximum offering price per share (100/96 of $11.52)	$12.00
CLASS C
Net Assets	$64,327,499
Capital shares outstanding	5,587,510
Net asset value and offering price per share	$11.51
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds, or on the original price,
whichever is lower, if redeemed during the first 12
months after purchase)	$11.51	*
CLASS Y
Net Assets	$38,582,649
Capital shares outstanding	3,343,815
Net asset value, offering and redemption price per share	$11.54

See accompanying notes to financial statements.

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$13,510,706

Expenses:

Investment Adviser fees (note 3)	$902,793
Distribution and service fees (note 3)	1,017,554
Administrator fees (note 3)	863,537
Transfer and shareholder servicing agent fees	203,771
Trustees’ fees and expenses (note 8)	117,207
Legal fees	90,279
Fund accounting fees	73,278
Shareholders’ reports and proxy statements	36,720
Custodian fees (note 6)	27,555
Insurance	22,251
Registration fees and dues	17,573
Auditing and tax fees	12,785
Chief compliance officer services (note 3)	2,771
Miscellaneous	39,141
Total expenses		3,427,215
Net investment income		10,083,491

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	75,384
Change in unrealized appreciation on
investments	11,113,676

Net realized and unrealized gain
on investments		11,189,060
Net change in net assets resulting from
operations		$21,272,551

See accompanying notes to financial statements.

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2014	Year Ended
	(unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$10,083,491	$21,552,910
Net realized gain (loss) from securities
transactions	75,384	(1,079,045)
Change in unrealized appreciation on
investments	11,113,676	(28,942,958)
Net change in net assets resulting from
operations	21,272,551	(8,469,093)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(8,982,177)	(19,045,111)

Class C Shares:
Net investment income	(611,036)	(1,494,331)

Class Y Shares:
Net investment income	(490,278)	(1,013,468)
Change in net assets from distributions	(10,083,491)	(21,552,910)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	28,291,023	51,181,687
Reinvested dividends and distributions	7,417,986	14,771,558
Cost of shares redeemed	(56,351,601)	(151,734,183)
Change in net assets from capital share
transactions	(20,642,592)	(85,780,938)

Change in net assets	(9,453,532)	(115,802,941)

NET ASSETS:
Beginning of period	789,601,978	905,404,919

End of period	$780,148,446	$789,601,978

See accompanying notes to financial statements.

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,000,000
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	764,765,599
Level 3 – Significant Unobservable Inputs	–
Total	$767,765,599

*	See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

18 | Hawaiian Tax-Free Trust

     HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2014.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (“the Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, service fees on Class A Shares amounted to $683,555 of which the Distributor retained $31,007.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $250,499. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $83,500. The total of these payments made with respect to Class C Shares amounted to $333,999 of which the Distributor retained $79,542.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $254,205, of which the Distributor received $29,461.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $22,329,140 and $34,599,522, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $728,959,511. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $39,555,285 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $749,197 for a net unrealized appreciation of $38,806,088.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,554,658	$17,837,512	3,243,271	$37,090,186
Reinvested distributions	593,991	6,823,929	1,178,941	13,383,952
Cost of shares redeemed	(3,866,249)	(44,339,924)	(9,867,303)	(112,096,010)
Net change	(1,717,600)	(19,678,483)	(5,445,091)	(61,621,872)
Class C Shares:
Proceeds from shares sold	274,777	3,153,686	802,231	9,240,191
Reinvested distributions	37,387	429,146	89,841	1,019,640
Cost of shares redeemed	(857,851)	(9,836,262)	(2,612,280)	(29,602,088)
Net change	(545,687)	(6,253,430)	(1,720,208)	(19,342,257)
Class Y Shares:
Proceeds from shares sold	633,117	7,299,825	420,928	4,851,310
Reinvested distributions	14,324	164,911	32,319	367,966
Cost of shares redeemed	(189,307)	(2,175,415)	(882,864)	(10,036,085)
Net change	458,134	5,289,321	(429,617)	(4,816,809)
Total transactions in Trust
shares	(1,805,153)	$(20,642,592)	(7,594,916)	$(85,780,938)

8. Trustees’ Fees and Expenses

     At September 30, 2014 there were 5 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $95,928. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $21,279.

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2014 the Trust had a capital loss carryover of $8,824,054, of which $1,982,286 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018, and $62,543 expires in 2019 and $39,277 and $1,045,419 have no expiration and retain their character of short-term and long-term, respectively. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions was as follows:

	Year Ended March 31,
	2014	2013
Net tax-exempt income	$21,487,202	$22,348,433
Ordinary income	65,708	75,448
	$21,552,910	$22,423,881

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HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$27,692,412
Undistributed tax-exempt income	267,607
Other accumulated losses	(8,824,054)
Other temporary differences	(267,607)
$18,868,358

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/14		Year Ended March 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.36		$11.74	$11.64	$11.17	$11.34	$11.21
Income (loss) from investment operations:
Net investment income(1)	0.15		0.30	0.30	0.34	0.36	0.36
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.38)	0.10	0.47	(0.17)	0.13
Total from investment operations	0.31		(0.08)	0.40	0.81	0.19	0.49
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.30)	(0.30)	(0.34)	(0.36)	(0.36)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.15)		(0.30)	(0.30)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$11.52		$11.36	$11.74	$11.64	$11.17	$11.34
Total return (not reflecting sales charge)	2.75	%(2)	(0.63)%	3.49%	7.34%	1.69%	4.44%
Ratios/supplemental data
Net assets, end of period (in millions)	$677		$687	$774	$751	$709	$705
Ratio of expenses to average net assets .	0.81	%(3)	0.82%	0.79%	0.74%	0.74%	0.74%
Ratio of net investment income to
average net assets	2.63	%(3)	2.65%	2.58%	2.97%	3.19%	3.19%
Portfolio turnover rate	3	%(2)	4%	9%	20%	7%	13%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets .	0.81	%(3)	0.82%	0.79%	0.74%	0.74%	0.74%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	9/30/14		Year Ended March 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.35		$11.73	$11.63	$11.16	$11.34	$11.20
Income (loss) from investment operations:
Net investment income(1)	0.11		0.21	0.21	0.25	0.27	0.27
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.37)	0.10	0.47	(0.18)	0.14
Total from investment operations	0.27		(0.16)	0.31	0.72	0.09	0.41
Less distributions (note 10):
Dividends from net investment income	(0.11)		(0.22)	(0.21)	(0.25)	(0.27)	(0.27)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.11)		(0.22)	(0.21)	(0.25)	(0.27)	(0.27)
Net asset value, end of period	$11.51		$11.35	$11.73	$11.63	$11.16	$11.34
Total return (not reflecting CDSC)	2.35	%(2)	(1.38)%	2.67%	6.49%	0.79%	3.70%
Ratios/supplemental data
Net assets, end of period (in millions)	$64		$70	$92	$79	$65	$52
Ratio of expenses to average net assets .	1.61	%(3)	1.62%	1.59%	1.54%	1.54%	1.54%
Ratio of net investment income to
average net assets	1.83	%(3)	1.85%	1.77%	2.15%	2.38%	2.37%
Portfolio turnover rate	3	%(2)	4%	9%	20%	7%	13%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets .	1.61	%(3)	1.62%	1.58%	1.54%	1.54%	1.54%
________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	9/30/14		Year Ended March 31,
	(unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$11.38		$11.76	$11.66	$11.19	$11.36	$11.23
Income (loss) from investment operations:
Net investment income(1)	0.16		0.33	0.33	0.36	0.38	0.39
Net gain (loss) on securities (both
realized and unrealized)	0.16		(0.38)	0.10	0.47	(0.16)	0.13
Total from investment operations	0.32		(0.05)	0.43	0.83	0.22	0.52
Less distributions (note 10):
Dividends from net investment income	(0.16)		(0.33)	(0.33)	(0.36)	(0.39)	(0.39)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.16)		(0.33)	(0.33)	(0.36)	(0.39)	(0.39)
Net asset value, end of period	$11.54		$11.38	$11.76	$11.66	$11.19	$11.36
Total return	2.85	%(2)	(0.43)%	3.69%	7.55%	1.89%	4.65%
Ratios/supplemental data
Net assets, end of period (in millions)	$39		$33	$39	$30	$28	$33
Ratio of expenses to average net assets .	0.61	%(3)	0.62%	0.59%	0.54%	0.54%	0.54%
Ratio of net investment income to
average net assets	2.83	%(3)	2.85%	2.77%	3.17%	3.38%	3.39%
Portfolio turnover rate	3	%(2)	4%	9%	20%	7%	13%
The expense ratios after giving effect to the expense offset for uninvested cash balances were:
Ratio of expenses to average net assets .	0.61	%(3)	0.62%	0.59%	0.54%	0.54%	0.54%
_______________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Not annualized.
(3) Annualized.

See accompanying notes to financial statements.

26 | Hawaiian Tax-Free Trust

Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

     Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in September, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the personnel of the Adviser who provide investment management services to the Trust. The Adviser has employed Mr. Stephen K. Rodgers, Ms. Janet Katakura and Mr. Denis Massey as the portfolio management team for the Trust and has provided facilities for credit analysis of the Trust’s portfolio securities. The portfolio management team, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

27 | Hawaiian Tax-Free Trust

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust.

     The Trustees reviewed the Trust’s performance and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (six municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge and one fund is a no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was less than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance, in each case for the one, three, five and ten year periods ended June 30, 2014. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of those periods. The Trustees considered that, as reflected in the Consultant’s Report, the Trust was less volatile than the average volatility of the funds in its product category (for the three and five year period ended June 30, 2014).

     The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio and its historical intermediate maturity structure.

     The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees agreed that they would continue to monitor the performance of the Trust.

Advisory Fees and Trust Expenses.

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

28 | Hawaiian Tax-Free Trust

     The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual advisory fee and the Trust’s aggregate advisory and administration fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s expenses were lower than the average actual expenses of the funds in both the product category and peer group.

     The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

Profitability.

     The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Trust.

     The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee which would be realized as the Trust grows. Under the Advisory Agreement, the Trust pays the Adviser an advisory fee at the annual rate of 0.23% of the Trust’s net asset value on assets up to and including $875 million; 0.17% of the Trust’s net asset value on assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net asset value on assets over $1.5 billion. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

29 | Hawaiian Tax-Free Trust

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.75%	$1,000.00	$1,027.50	$4.12
Class C	2.35%	$1,000.00	$1,023.50	$8.17
Class Y	2.85%	$1,000.00	$1,028.50	$3.10

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.01	$4.10
Class C	5.00%	$1,000.00	$1,017.00	$8.14
Class Y	5.00%	$1,000.00	$1,022.01	$3.09

(1)
Expenses are equal to the annualized expense ratio of 0.81%, 1.61% and 0.61% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

31 | Hawaiian Tax-Free Trust

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on September 24, 2014. The holders of shares representing 79% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Diana P. Herrmann	$598,679,401	$20,806,379
Richard L. Humphreys	$597,704,668	$21,781,112
Bert A. Kobayashi, Jr.	$595,297,481	$24,188,299
Glenn P. O’Flaherty	$598,323,141	$21,162,639
Russell K. Okata	$590,884,910	$28,600,870

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

	Dollar Amount of Votes:

For	Against	Abstain
$606,273,870	$3,096,155	$10,115,790

32 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available.

You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds. com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $21,487,202 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

33 | Hawaiian Tax-Free Trust

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Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Adviser
ASSET MANAGEMENT GROUP
of BANK of HAWAII
130 Merchant Street, Suite 370
Honolulu, Hawaii 96813

Board of Trustees
Richard L. Humphreys, Chair
Diana P. Herrmann, Vice Chair
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of
1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 8, 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 8, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 8, 2014

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.